Initial Public Offering (Details) - $ / shares		12 Months Ended
	Mar. 04, 2021	Dec. 31, 2022	Jun. 30, 2023
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit			28,750,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Price per share			$ 10
Sale of unit			3,750,000
Class A Common Stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Stock price			$ 11.5
Public Shares [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	28,750,000	28,750,000
Public Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	3,750,000	3,750,000
Price per share		$ 10
Warrant [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Stock price		$ 11.5